Other Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Other Related Party Transactions
Other Related Party Transactions

A member of the Board of Directors is a principal of an employee benefits insurance agency that provides all the medical, life and disability insurance coverage for the Company. The cost of these employee benefits for the Company and its employees totaled $867,000 in 2019 and $790,500 in 2018.